UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Select Equity Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                                        Shares              Value ($)
                                                                               --------------------------------------


Common Stocks 99.6%
Australia 3.4%
Australia & New Zealand Banking Group Ltd.                                           1,220,000            19,745,671
Macquarie Airports                                                                   5,653,300            14,267,219
                                                                                                        ------------
(Cost $33,541,455)                                                                                        34,012,890

Austria 1.5%
Wienerberger AG                                                                        316,200            14,663,166
(Cost $14,292,231)                                                                                      ------------

Brazil 1.0%
Petroleo Brasileiro SA (ADR)                                                           185,000             9,725,450
(Cost $9,802,813)                                                                                       ------------

Denmark 1.2%
A P Moller - Maersk AS                                                                   1,236            12,022,505
(Cost $11,726,845)                                                                                      ------------

Finland 5.9%
Fortum Oyj                                                                           1,438,100            26,268,493
Neste Oil Oyj*                                                                         868,225            24,118,853
Nokia Oyj                                                                              489,000             7,798,992
                                                                                                        ------------
(Cost $52,155,406)                                                                                        58,186,338

France 11.7%
BNP Paribas SA                                                                         205,200            14,798,256
Christian Dior SA                                                                      250,519            20,431,155
Schneider Electric SA                                                                  272,400            21,378,269
Total SA                                                                               152,040            38,003,922
Vivendi Universal SA                                                                   671,600            21,303,160
                                                                                                        ------------
(Cost $89,580,399)                                                                                       115,914,762

Germany 8.9%
Adidas-Salomon AG                                                                       77,100            13,933,612
BASF AG                                                                                145,600            10,317,842
E.ON AG                                                                                254,737            23,583,359
Hypo Real Estate Holdings AG                                                           452,600            18,380,372
Metro AG                                                                               435,400            21,839,608
                                                                                                        ------------
(Cost $66,204,802)                                                                                        88,054,793

Greece 1.4%
Alpha Bank AE                                                                          492,876            13,731,158
(Cost $10,913,217)                                                                                      ------------

Hong Kong 1.8%
Esprit Holdings Ltd.                                                                 2,467,260            18,323,171
(Cost $17,124,653)                                                                                      ------------

India 2.2%
State Bank of India (GDR)                                                              463,771            21,700,988
(Cost $16,335,132)                                                                                      ------------

Ireland 4.8%
Anglo Irish Bank Corp. PLC                                                           1,098,650            14,785,555
CRH PLC                                                                                858,845            24,295,504
Paddy Power PLC                                                                        451,967             8,167,350
                                                                                                        ------------
(Cost $35,549,778)                                                                                        47,248,409

Italy 6.1%
Banca Intesa SpA                                                                     5,233,800            25,393,978
Eni SpA                                                                              1,236,201            35,056,680
                                                                                                        ------------
(Cost $42,286,870)                                                                                        60,450,658

Japan 13.2%
Canon, Inc.                                                                            462,500            22,743,863
Credit Saison Co., Ltd.                                                                637,000            21,149,887
Daito Trust Construction Co., Ltd.                                                     534,300            19,719,450
Honda Motor Co., Ltd.                                                                  467,300            24,082,248
Mitsubishi Corp.(c)                                                                  1,560,700            22,284,266
Mitsubishi Tokyo Financial Group, Inc.                                                     588             4,934,994
Sekisui Chemical Co., Ltd.                                                           2,397,000            15,450,931
                                                                                                        ------------
(Cost $103,427,104)                                                                                      130,365,639

Korea 3.3%
Samsung Electronics Co., Ltd. (GDR), 144A                                              119,150            32,830,718
(Cost $20,309,689)                                                                                      ------------

Netherlands 3.0%
ING Groep NV                                                                           977,577            29,528,507
(Cost $23,059,831)                                                                                      ------------

Spain 7.7%
Grupo Ferrovial SA                                                                     339,500            24,570,907
Indra Sistemas SA                                                                    1,182,246            23,478,301
Telefonica SA                                                                        1,651,568            27,745,530
                                                                                                        ------------
(Cost $53,844,748)                                                                                        75,794,738

Sweden 2.1%
Investor AB "B"                                                                      1,413,329            21,051,538
(Cost $18,987,888)                                                                                      ------------

Switzerland 6.1%
Credit Suisse Group (Registered)                                                       244,900            10,229,798
Nestle SA (Registered)                                                                  64,370            17,640,542
Roche Holding AG (Genusschein)                                                         240,800            32,692,542
                                                                                                        ------------
(Cost $40,418,848)                                                                                        60,562,882

United Kingdom 14.3%
AstraZeneca PLC                                                                        233,706            10,572,966
Capita Group PLC                                                                     1,358,112             8,621,142
Diageo PLC                                                                           1,393,700            19,208,878
GlaxoSmithKline PLC                                                                  1,212,900            28,538,328
HSBC Holdings PLC                                                                    1,498,800            24,287,839
Lloyds TSB Group PLC                                                                 2,101,700            17,768,140
Rio Tinto PLC                                                                          454,400            15,097,305
Vodafone Group PLC                                                                   6,955,700            17,873,897
                                                                                                        ------------
(Cost $137,050,364)                                                                                      141,968,495


Total Common Stocks (Cost $796,612,073)                                                                  986,136,805
                                                                                                        ------------
Securities Lending Collateral 0.7%
United States
Scudder Daily Assets Fund Institutional, 3.34% (b)(d)
(Cost $7,500,000)                                                                    7,500,000             7,500,000
                                                                                                        ------------
Cash Equivalents 0.5%
United States
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $4,534,296)                                                                    4,534,296             4,534,296
                                                                                                        ------------

                                                                                       % of
                                                                                    Net Assets              Value ($)
                                                                                    ----------              ---------

Total Investment Portfolio  (Cost $808,646,369)                                          100.8           998,171,101
Other Assets and Liabilities, Net                                                         -0.8            -8,007,202
                                                                                                        ------------
Net Assets                                                                               100.0           990,163,899
                                                                                                        ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $7,141,904, which is 0.7% of net assets.

(d) Represents collateral held in connection with securities lending.

144A: Securities exempt from registration under Rule 144A of The Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At July 31, 2005, the Scudder International Select Equity Fund had the following sector diversification:

                                                                    As a % of
Sector                                         Value ($)         Common Stocks
------------------------------------------------------------------------------
Financials                                  271,753,900                  27.6
Consumer Discretionary                      143,531,235                  14.6
Industrials                                 123,259,706                  12.5
Energy                                      106,904,905                  10.8
Information Technology                       86,851,873                   8.8
Health Care                                  71,803,835                   7.3
Utilities                                    49,851,852                   5.1
Materials                                    49,710,651                   5.0
Telecommunication Services                   45,619,428                   4.6
Consumer Staples                             36,849,420                   3.7
Total Common Stocks                         986,136,805                 100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Select Equity Fund,
                                    a series of Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Select Equity Fund,
                                    a series of Scudder MG Investments Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005